Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,026,932	$ 2,093,718	$ 1,023,499
Accounts receivable		110,797	176,276
Less: Allowance for credit losses	(3,557)	(5,748)	(107,860)
Accounts receivable, net	34,670	105,049	68,416
Prepaid expenses and other current assets	1,073,914	741,155	333,507
Total current assets	2,135,516	2,939,922	1,425,422
Property and equipment, net	3,080	4,644	11,803
Goodwill	2,171,526	2,171,526	2,171,526
Operating lease right-of-use assets	90,308	134,013	307,258
Deferred offering costs			1,524,934
Other assets	38,381	38,381	38,381
Total assets	4,438,811	5,288,486	5,479,324
Current liabilities:
Accounts payable	8,336,909	6,439,863	1,100,249
Accrued expenses and other current liabilities	3,862,714	5,194,240	745,373
Bifurcated embedded derivative liabilities	0	0
Deferred underwriting fees	4,000,000	4,000,000
Deferred fee		500,000
Earnout liability	37,125	59,399	289,099
Due to related party	289,760	149,841	3,017
GEM commitment fee liability		2,000,000
Deferred revenue	1,245,306	1,214,096	930,436
Operating lease liabilities, current	158,965	234,043	284,963
Total current liabilities	35,206,386	37,089,615	29,284,339
Operating lease liabilities, non-current			234,043
Other long-term liabilities	75,000	75,000	75,000
Total liabilities	35,281,386	37,164,615	29,593,382
Commitments and contingencies (Note 17)
Stockholders’ deficit:
Common stock, $0.0001 par value, 275,000,000 shares (250,000,000 Class A common stock and 25,000,000 Class B common stock) authorized and 16,019,256 shares (13,708,122 Class A common stock and 2,311,134 Class B common stock) and 6,445,599 shares (2,560,926 Class A common stock and 3,884,673 Class B common stock) issued and outstanding at December 31, 2023 and December 31, 2022, respectively	2,022	1,602	645
Preferred stock, $0.0001 par value, 75,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2023 and December 31, 2022
Additional paid-in capital	20,421,999	14,888,593	8,245,359
Accumulated deficit	(51,266,596)	(46,766,324)	(32,360,062)
Total stockholders’ deficit	(30,842,575)	(31,876,129)	(24,114,058)
Total liabilities and stockholders’ deficit	4,438,811	5,288,486	5,479,324
Nonrelated Party [Member]
Current liabilities:
Simple agreement for future equity			663,804
Convertible notes (CP BF)	3,709,889	2,693,841
Bifurcated embedded derivative liabilities			845,473
Notes payable	6,948,710	6,659,787	6,494,051
Warrant liability	233,000	641,000
Yorkville [Member]
Current liabilities:
Convertible notes (CP BF)	3,064,000	1,766,000	1,408,826
Related Party [Member]
Current liabilities:
Simple agreement for future equity			8,802,196
Convertible notes (CP BF)		2,540,091	3,506,508
Bifurcated embedded derivative liabilities			1,936,827
Notes payable	3,082,650	2,505,137
Warrant liability	460,000	575,000
Due to related party	$ 67,118	67,118
CPBF Lending LLC [Member]
Current liabilities:
Convertible notes (CP BF)		$ 2,693,841	$ 2,276,534